Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment
Property, Plant and Equipment

6.          Property, Plant and Equipment

Property, plant and equipment consist of the following:

	December 31,	December 31,
	2018	2019
	HK$	HK$

Property, plant and equipment:
Motor vehicles	1,814	1,814
		—
Accumulated depreciation	(1,028)	(1,391)
Property, plant and equipment, net	786	423

Depreciation of property, plant and equipment from operating activities were HK$363,  HK$363 and HK$363 during the years ended December 31, 2017, 2018 and 2019, respectively.